Mischler Financial Group [Member] Average Annual Total Returns - Mischler Financial Group - Mischler Financial Group Shares	12 Months Ended	47 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.17%	2.95%
Performance Inception Date		Jan. 22, 2021